Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Long-term Energy and Energy Related Contracts Commitments to Purchase

PPL Energy Supply enters into long-term energy and energy related contracts which include commitments to purchase:

Contract Type	Maximum Maturity Date
Fuels (a)	2023
Limestone	2030
Natural Gas Storage	2026
Natural Gas Transportation	2032
Power, excluding wind	2021
RECs	2021
Wind Power	2027

(a)	PPL Energy Supply incurred pre-tax charges of $29 million during 2012 to reduce its 2012 and 2013 contracted coal deliveries. These charges were recorded to “Fuel” on the Statement of Income.

Labor Agreement Negotiations	At December 31, 2014, the following total separation benefits were recorded.

Pension Benefits	$11
Severance Compensation	6

Total Separation Benefits	$17

Number of Employees	105

Guarantees	Talen Energy Supply’s exposure and related expiration dates are:

	Exposure at September 30, 2015	Expiration Date
Indemnifications for sales of assets	$1,150	2016 - 2025

The total recorded liability at December 31, 2014 was $13 million for PPL Energy Supply.

	Exposure at December 31, 2014		Expiration Date
Letters of credit issued on behalf of affiliates	$25	(a)	2015 – 2016
Indemnifications for sales of assets	1,150	(b)	2016 – 2025

(a)	Standby letter of credit arrangements under PPL Energy Supply’s credit facilities for the purposes of protecting various third parties against nonperformance by PPL.
(b)	Indemnifications are governed by the specific sales agreement and include breach of the representations, warranties and covenants, and liabilities for certain other matters. PPL Energy Supply’s maximum exposure with respect to certain indemnifications and the expiration of the indemnifications cannot be estimated because the maximum potential liability is not capped by the transaction documents and the expiration date is based on the applicable statute of limitations. The exposure and expiration date noted is based on those cases in which the agreements provide for specific limits. The exposure at December 31, 2014 includes amounts related to the sale of the Montana Hydroelectric facilities. See Note 4 for additional information related to the sale.